GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Gross carrying amount
Balance at beginning of period	$8,163	$10,693
Additions	121	409
Dispositions	(1)	(3,182)
Acquisitions through business combinations	11	—
Foreign currency translation	(436)	243
Balance at end of period	$7,858	$8,163
Accumulated amortization
Balance at beginning of period	$(1,232)	$(1,398)
Amortization and impairment expense	(298)	(711)
Dispositions	1	929
Foreign currency translation	82	(52)
Balance at end of period	$(1,447)	$(1,232)
Net book value	$6,411	$6,931
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$5,702	$6,914
Acquisitions through business combinations	24	—
Impairment losses	—	(599)
Dispositions	—	(577)
Foreign currency translation	(26)	(36)
Balance at end of period	$5,700	$5,702